Accounts Receivable, net - Summary (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net
Accounts receivable	¥ 94,064	¥ 172,817
Less: allowance for credit losses	(32,264)	(107,200)
Accounts receivable, net	61,800	65,617
Advertisement agent services
Accounts Receivable, net
Accounts receivable	¥ 5,000	¥ 74,900
Minimum
Accounts Receivable, net
Terms of accounts receivable	90 days
Maximum
Accounts Receivable, net
Terms of accounts receivable	270 days